STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Non-Redeemable Preferred Stock Class C	Non-Redeemable Preferred Stock Class B (Series B-II)	Non-Redeemable Preferred Stock Class B (Series B-I)	Non-Redeemable Preferred Stock Class A	Non-Redeemable Preferred Stock Series C	Non-Redeemable Preferred Stock Series B-2	Non-Redeemable Preferred Stock Series B-1	Non-Redeemable Preferred Stock Series A	Common Units	Common Stock	Additional Paid-in-Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2014		5,911,450	2,827,848	4,937,818	22,924,210					0
Beginning balance at Dec. 31, 2014	$ 11,397	$ 13,479	$ 3,641	$ 5,371	$ 135					$ 0		$ 120	$ (11,349)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares) | Scenario, Previously Reported	166,875
Net loss	$ (13,151)
Ending balance (in shares) at Dec. 31, 2015						14,464,445	2,827,844	4,937,813	22,924,209		166,875
Ending balance at Dec. 31, 2015	$ 18,230					$ 33,039	$ 3,641	$ 5,371	$ 135		$ 0	(18,293)	(5,663)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares) | Scenario, Previously Reported	98,283
Exercise of options (in shares)											98,283
Exercise of options	$ 33											33
Equity-based compensation	682											682
Issuance of stock, net (in shares)						195,651
Issuance of stock, net	444					$ 444
Net loss	(16,941)												(16,941)
Ending balance (in shares) (Scenario, Previously Reported) at Dec. 31, 2016						14,660,096	2,827,844	4,937,813	22,924,209		265,158
Ending balance (in shares) at Dec. 31, 2016						11,239,359	1,403,984	2,451,560	11,381,640		131,644
Ending balance at Dec. 31, 2016	$ 2,448					$ 33,483	$ 3,641	$ 5,371	$ 135		$ 0	(17,578)	(22,604)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)	58,440										58,440
Exercise of options	$ 43											43
Equity-based compensation	1,104											1,104
Share conversion in connection with the Merger (in shares)						(11,239,359)	(1,403,984)	(2,451,560)	(11,381,640)		28,556,543
Share conversion in connection with the Merger	(31)					$ (33,483)	$ (3,641)	$ (5,371)	$ (135)		$ 3	42,596
Issuance of stock, net (in shares)											6,767,360
Issuance of stock, net	17,055										$ 1	17,054
Net loss	(8,937)												(8,937)
Ending balance (in shares) at Sep. 30, 2017						0	0	0	0		35,513,987
Ending balance at Sep. 30, 2017	$ 11,682					$ 0	$ 0	$ 0	$ 0		$ 4	$ 43,219	$ (31,541)